STOCK-BASED COMPENSATION (Details Narrative) - Equity Option [Member]	Mar. 31, 2023 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate intrinsic value of "in the money" outstanding	$ 2,623,768
Aggregate intrinsic value of "in the money" exercisable	$ 2,515,877